Income Tax (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Income Tax in Profit or Loss
Income tax in the profit or loss comprises:

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Provision for PRC income tax	3,147	3,408	781
Provision for income tax of other tax jurisdictions	123	120	105
Deferred taxation	2,922	3,282	5,436

	6,192	6,810	6,322

Reconciliation of Expected Tax Expense with Actual Tax Expense
A reconciliation of the expected tax expense with the actual tax expense is as follows:

			Year ended December 31,
	Notes		2017	2018	2019
			RMB	RMB	RMB
Earnings before income tax			24,953	28,148	27,034

Expected income tax expense at statutory tax rate of 25%	(i	)	6,238	7,037	6,759
Differential tax rate on PRC subsidiaries’ and branches’ income	(i	)	(108)	(291)	(315)
Differential tax rate on other subsidiaries’ income	(ii	)	(82)	(58)	(129)
Non-deductible expenses	(iii	)	380	537	979
Non-taxable income	(iv	)	(112)	(319)	(460)
Others	(v	)	(124)	(96)	(512)

Actual income tax expense			6,192	6,810	6,322

Notes:
(i)
Except for certain subsidiaries and branches which are mainly taxed at a preferential rate of 15%, the provision for mainland China income tax is based on a statutory rate of 25% of the assessable income of the Company, its mainland China subsidiaries and branches as determined in accordance with the relevant income tax rules and regulations of the PRC.

(ii)
Income tax provisions of the Company’s subsidiaries in Hong Kong and Macau Special Administrative Regions of the PRC, and in other countries are based on the subsidiaries’ assessable income and income tax rates applicable in the respective tax jurisdictions which range from 8% to 35%.

(iii)	Amounts represent miscellaneous expenses in excess of statutory deductible limits for tax purposes.
(iv)	Amounts represent miscellaneous income which are not subject to income tax.
(v)	Amounts primarily represent settlement of tax filing differences of prior year annual tax return and other tax benefits such as additional tax deduction on research and development expenses.